Long-Term Borrowings	12 Months Ended
Dec. 31, 2013
Long-Term Borrowings [Abstract]
Long-Term Borrowings

NOTE 9 — LONG-TERM BORROWINGS

The following table presents outstanding long-term borrowings, net of FSA.

(dollars in millions)	December 31, 2013			December 31, 2012
	CIT Group Inc.	Subsidiaries	Total	Total
Senior unsecured (1)	$ 12,531.6	$ -	$ 12,531.6	$ 11,824.0
Secured borrowings	-	5,952.9	5,952.9	6,506.9
Total Long-term Borrowings	$ 12,531.6	$ 5,952.9	$ 18,484.5	$ 18,330.9
(1)	Senior Unsecured Notes were comprised of $5,250 million of Series C Notes, $7,243 million of Unsecured Notes and $38.6 million of other unsecured debt.

Upon emergence from bankruptcy in December 2009, all components of long-term borrowings were fair valued in FSA.  The fair value adjustment is amortized as a cost adjustment over the remaining term of the respective debt and is reflected in Interest Expense. The following table summarizes contractual maturities of total long-term borrowings outstanding excluding issue discounts and FSA adjustments as of December 31, 2013:

Contractual Maturities - Long-term Borrowings (dollars in millions)

							Contractual
	2014	2015	2016	2017	2018	Thereafter	Maturities
Senior unsecured	$ 1,300.0	$ 1,500.0	$ -	$ 3,000.0	$ 2,200.0	$ 4,551.4	$ 12,551.4
Secured borrowings	1,210.5	1,439.1	866.8	565.3	448.4	1,463.0	5,993.1
	$ 2,510.5	$ 2,939.1	$ 866.8	$ 3,565.3	$ 2,648.4	$ 6,014.4	$ 18,544.5

Unsecured

Revolving Credit Facility

The following information was in effect prior to the 2014 Revolving Credit Facility amendment.  See Note 29 – Subsequent Events for changes to this facility.

There were no outstanding borrowings under the Revolving Credit Facility at December 31, 2013 and 2012 and the amount available to draw upon at each period was approximately $1.9 billion, with the remaining amount of approximately $0.1 billion utilized for issuance of letters of credit.

The total commitment amount under the Revolving Credit Facility was  $2 billion and consisted of a $1.65 billion revolving loan tranche and a $350 million revolving loan tranche that can also be utilized for issuance of letters of credit. The Revolving Credit Facility accrued interest at a per annum rate of LIBOR plus a margin of 2.00% to 2.75% (with no floor) or Base Rate plus a margin of 1.00% to 1.75% (with no floor). The applicable margin was determined by reference to the current long-term senior unsecured, non-credit enhanced debt rating of the Company by S&P and Moody’s.  The applicable margin for LIBOR loans was 2.50% and the applicable margin for Base Rate loans was 1.50% at December 31, 2013.

The Revolving Credit Facility may be drawn and prepaid at the option of CIT.  The unutilized portion of any commitment under the Revolving Credit Facility may be reduced permanently or terminated by CIT at any time without penalty.

The facility was guaranteed by eight of the Company’s domestic operating subsidiaries and subject to an asset coverage covenant (based on the book value of eligible assets of the Continuing Guarantors) of 2.0x the sum of: (i) the committed facility size and (ii) all outstanding indebtedness (including, without duplication, guarantees of such indebtedness) for borrowed money (excluding subordinated intercompany indebtedness) of the Continuing Guarantors, tested monthly and upon certain dispositions or encumbrances of eligible assets of the Continuing Guarantors.

The Revolving Credit Facility was also subject to a $6 billion minimum consolidated net worth covenant of the Company, tested quarterly, and limits the Company’s ability to create liens, merge or consolidate, sell, transfer, lease or dispose of all or substantially all of its assets, grant a negative pledge or make certain restricted payments during the occurrence and continuance of an event of default.

Senior Unsecured Notes

Senior unsecured notes include notes issued under the “shelf” registration filed in March 2012, and Series C Unsecured Notes.  The notes filed under the shelf registration rank equal in right of payment with the Series C Unsecured Notes and the Revolving Credit Facility.

The following tables present the principal amounts of Senior Unsecured Notes issued under the Company’s shelf registration and Series C Unsecured Notes by maturity date.

Senior Unsecured Notes (dollars in millions)

Se

Maturity Date	Rate (%)	Date of Issuance	Par Value
May 2017	5.000%	May 2012	$ 1,250.0
August 2017	4.250%	August 2012	1,750.0
March 2018	5.250%	March 2012	1,500.0
May 2020	5.375%	May 2012	750.0
August 2022	5.000%	August 2012	1,250.0
August 2023	5.000%	August 2013	750.0
Weighted average and total	4.91%		$ 7,250.0

Series C Unsecured Notes (dollars in millions)

Maturity Date	Rate (%)	Date of Issuance	Par Value
April 2014	5.250%	March 2011	$ 1,300.0
February 2015	4.750%	February 2012	1,500.0
April 2018	6.625%	March 2011	700.0
February 2019	5.500%	February 2012	1,750.0
Weighted average and total	5.37%		$ 5,250.0

See Note 29 – Subsequent Events related to an issuance on February 19, 2014 of $1 billion of senior unsecured notes.

The Indentures for the Senior Unsecured Notes and Series C Unsecured Notes limit the Company’s ability to create liens, merge or consolidate, or sell, transfer, lease or dispose of all or substantially all of its assets.  Upon a Change of Control Triggering Event as defined in the Indentures for the Senior Unsecured Notes and Series C Unsecured Notes, holders of the Senior Unsecured Notes and Series C Unsecured Notes will have the right to require the Company, as applicable, to repurchase all or a portion of the Senior Unsecured Notes and Series C Unsecured Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest to the date of such repurchase.

Other debt of $38.6 million includes senior unsecured notes issued prior to CIT’s reorganization.

Secured

Secured Borrowings

At December 31, 2013, the secured borrowings had a weighted average interest rate of 3.12%, which ranged from 0.25% to 8.60% with maturities ranging from 2014 through 2037. Set forth below are borrowings and pledged assets primarily owned by consolidated variable interest entities. Creditors of these entities received ownership and/or security interests in the assets. These entities are intended to be bankruptcy remote so that such assets are not available to creditors of CIT or any affiliates of CIT until and unless the related secured borrowings have been fully discharged. These transactions do not meet accounting requirements for sales treatment and are recorded as secured borrowings.

Secured Borrowings and Pledged Assets Summary (dollars in millions)

	December 31, 2013			December 31, 2012
	Secured Borrowing	Pledged Assets		Secured Borrowing	Pledged Assets
Rail(1)	$ 931.0	$ 1,163.1		$ 976.8	$ 1,185.1
Aerospace(1)	2,366.1	4,126.7		2,560.3	4,049.1
International Finance	583.5	748.1		1,078.8	1,233.3
Subtotal - Transportation & International Finance	3,880.6	6,037.9		4,615.9	6,467.5
Corporate Finance	320.2	447.4		706.6	838.2
Commercial Services	334.7	1,453.2		350.8	1,523.6
Equipment Finance	1,227.3	1,499.7		574.6	765.4
Subtotal - North American Commercial Finance	1,882.2	3,400.3		1,632.0	3,127.2
Small Business Loan - Non-Strategic Portfolios	190.1	220.1		259.0	385.3
Total	$ 5,952.9	$ 9,658.3	(2)	$ 6,506.9	$ 9,980.0	(3)

(1)At December 31, 2013, GSI TRS related borrowings and pledged assets, respectively, of $998.4 million and $1.99 billion were included in Transportation & International Finance, and $25.8 million and $119.4 million in North American Commercial Finance.  The GSI TRS is described in Note 10 – Derivative Financial Instruments.

(2)Includes operating lease equipment of $4.7 billion, loans of $3.8 billion, cash of $0.9 billion, assets held for sale of $0.1 billion and investment securities of $0.1  billion.

(3) Includes operating lease equipment, net of $4.7 billion, loans of $4.2 billion, cash of $1.0 billion and investment securities of $0.1 billion.

Series A 7% Notes and Series C 7% Notes

During 2012, CIT redeemed the remaining $6.5 billion of Series A 7% Notes and redeemed or repurchased the $8.76 billion of Series C  7% Notes. These actions resulted in the acceleration of $1.3 billion of FSA discount accretion that was recorded as additional interest expense and also resulted in a loss on debt extinguishments of $61 million.

Variable Interest Entities (“VIEs”)

The Company utilizes VIEs in the ordinary course of business to support its own and its customers’ financing needs.

The most significant types of VIEs that CIT utilizes are on balance sheet secured financings of pools of leases and loans originated by the Company. The Company originates pools of assets and sells these to special purpose entities, which, in turn, issue debt instruments backed by the asset pools or sell individual interests in the assets to investors. CIT retains the servicing rights and participates in certain cash flows. These VIEs are typically organized as trusts or limited liability companies, and are intended to be bankruptcy remote, from a legal standpoint.

The main risks inherent in these secured borrowing structures are deterioration in the credit performance of the vehicle’s underlying asset portfolio and risk associated with the servicing of the underlying assets.

Investors typically have recourse to the assets in the VIEs and may benefit from other credit enhancements, such as: (1) a reserve or cash collateral account that requires the Company to deposit cash in an account, which will first be used to cover any defaulted obligor payments, (2) over-collateralization in the form of excess assets in the VIE, or (3) subordination, whereby the Company retains a subordinate position in the secured borrowing which would absorb losses due to defaulted obligor payments before the senior certificate holders. The VIE may also enter into derivative contracts in order to convert the debt issued by the VIEs to match the underlying assets or to limit or change the risk of the VIE.

With respect to events or circumstances that could expose CIT to a loss, as these are accounted for as on balance sheet secured financings, the Company records an allowance for loan losses for the credit risks associated with the underlying leases and loans. As these are secured borrowings, CIT has an obligation to pay the debt in accordance with the terms of the underlying agreements.

Generally, third-party investors in the obligations of the consolidated VIE’s have legal recourse only to the assets of the VIEs and do not have recourse to the Company beyond certain specific provisions that are customary for secured financing transactions, such as asset repurchase obligations for breaches of representations and warranties. In addition, the assets are generally restricted only to pay such liabilities.